Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 803	$ 2,501	$ 1,523
Accrued contract settlement, current portion	400
Accrued compensation and benefits	16	153	234
Other accrued liabilities	528	717	$ 1,462
Total accounts payable and accrued liabilities	$ 1,747	$ 3,371